LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 230,000
Secured short-term loans and borrowings	232,946	¥ 239,777
Short-term borrowings	¥ 462,946	¥ 239,777